Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents (Note 7)	$ 7,320.7	$ 6,211.8
Short-term investments (Note 7)	88.2	1,497.9
Accounts receivable, net of allowances of $24.1 (2018) and $28.9 (2017)	4,593.9	3,977.0
Other receivables	1,182.9	689.5
Inventories (Note 6)	3,098.1	3,396.0
Prepaid expenses and other	2,036.7	1,319.9
Current assets of discontinued operations	2,229.1	2,110.0
Total current assets	20,549.6	19,202.1
Other Assets
Investments (Note 7)	2,005.4	5,666.5
Goodwill (Note 8)	1,366.6	1,378.0
Other intangibles, net (Note 8)	1,068.0	1,354.4
Deferred tax assets (Note 13)	2,613.7	1,216.9
Sundry	1,824.9	1,609.3
Property and equipment, net (Note 9)	7,996.1	7,885.1
Noncurrent assets of discontinued operations	6,484.1	6,668.7
Total assets	43,908.4	44,981.0
Current Liabilities
Short-term borrowings and current maturities of long-term debt (Note 10)	1,102.2	3,706.5
Accounts payable	1,207.1	1,206.9
Employee compensation	955.6	911.8
Sales rebates and discounts	4,849.5	4,310.1
Dividends payable	650.8	590.6
Income taxes payable (Note 13)	393.4	522.5
Other current liabilities	2,036.7	2,650.0
Current liabilities of discontinued operations	692.8	637.5
Total current liabilities	11,888.1	14,535.9
Other Liabilities
Long-term debt (Note 10)	9,196.4	9,940.0
Accrued retirement benefits (Note 14)	2,802.2	3,376.0
Long-term income taxes payable (Note 13)	3,700.0	3,747.0
Other noncurrent liabilities	2,670.3	1,362.6
Noncurrent liabilities of discontinued operations	2,742.3	351.6
Total other liabilities	21,111.2	18,777.2
Commitments and Contingencies (Note 15)
Eli Lilly and Company Shareholders' Equity (Notes 11 and 12)
Common stock—no par value Authorized shares: 3,200,000 Issued shares: 1,057,639 (2018) and 1,100,672 (2017)	661.0	687.9
Additional paid-in capital	6,583.6	5,817.8
Retained earnings	11,395.9	13,894.1
Employee benefit trust	(3,013.2)	(3,013.2)
Accumulated other comprehensive loss (Note 16)	(5,729.2)	(5,718.6)
Cost of common stock in treasury	(69.4)	(75.8)
Total Eli Lilly and Company shareholders' equity	9,828.7	11,592.2
Noncontrolling interests	1,080.4	75.7
Total equity	10,909.1	11,667.9
Total liabilities and equity	$ 43,908.4	$ 44,981.0